Offerings - Offering: 1	Jun. 29, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share, reserved for issuance under the Scilex Holding Company 2022 Equity Incentive Plan, as amended
Amount Registered | shares	1,300,000
Proposed Maximum Offering Price per Unit	6.84
Maximum Aggregate Offering Price	$ 8,892,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,227.99
Offering Note	(1) Pursuant to Rule 416(a) of the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement shall also cover any additional shares of the Registrant's common stock, $0.0001 par value per share (the "Common Stock"), that become issuable under the Scilex Holding Company 2022 Equity Incentive Plan, as amended (the "Plan"), by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without receipt of consideration that increases the number of outstanding shares of the Registrant's Common Stock. The Amount Registered represents 1,300,000 shares of Common Stock that were added to the shares reserved for issuance under the Plan pursuant to an amendment thereto that was approved by the Registrant's stockholders at the Registrant's 2026 Annual Meeting of Stockholders on June 24, 2026. The Proposed Maximum Offering Price Per Unit is estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) and Rule 457(h) of the Securities Act. The proposed maximum offering price per share and the proposed maximum aggregate offering price are calculated based on $6.84 per share, the average of the high and low price of the Common Stock on the Nasdaq Capital Market on June 24, 2026 (such date being within five business days prior to the date that this registration statement was filed with the U.S. Securities and Exchange Commission).